Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
November 30, 2022
HOU-NPRT3-0123
1.810672.118
Common Stocks - 99.7%
	Shares	Value ($)
Building Products - 22.3%
Building Products - 22.3%
Apogee Enterprises, Inc.	110,800	5,346,100
Armstrong World Industries, Inc.	70,900	5,417,469
Builders FirstSource, Inc. (a)	230,235	14,718,924
Carlisle Companies, Inc.	16,100	4,236,071
Carrier Global Corp.	210,800	9,342,656
Fortune Brands Home & Security, Inc.	84,100	5,495,094
Johnson Controls International PLC	461,951	30,692,024
Resideo Technologies, Inc. (a)	85,200	1,380,240
Simpson Manufacturing Co. Ltd.	54,700	5,089,835
The AZEK Co., Inc. (a)	164,700	3,185,298
Trane Technologies PLC	107,200	19,126,624
UFP Industries, Inc.	61,726	5,052,890
		109,083,225
Chemicals - 1.0%
Specialty Chemicals - 1.0%
PPG Industries, Inc.	10,700	1,446,854
Sherwin-Williams Co.	15,100	3,762,618
		5,209,472
Construction & Engineering - 7.8%
Construction & Engineering - 7.8%
Comfort Systems U.S.A., Inc.	25,529	3,236,056
EMCOR Group, Inc.	23,470	3,635,503
Fluor Corp. (a)	86,300	2,900,543
Granite Construction, Inc. (b)	102,318	3,685,494
Quanta Services, Inc.	66,599	9,981,858
Willscot Mobile Mini Holdings (a)	306,150	14,759,492
		38,198,946
Construction Materials - 4.0%
Construction Materials - 4.0%
Summit Materials, Inc. (a)	80,814	2,447,856
Vulcan Materials Co.	93,776	17,191,954
		19,639,810
Equity Real Estate Investment Trusts (REITs) - 13.3%
Residential REITs - 13.3%
Elme Communities (SBI)	524,900	10,372,024
Equity Lifestyle Properties, Inc.	126,800	8,422,056
Equity Residential (SBI)	186,800	12,115,848
Essex Property Trust, Inc.	9,000	1,983,420
Invitation Homes, Inc.	536,700	17,512,521
Mid-America Apartment Communities, Inc.	88,900	14,657,832
		65,063,701
Household Durables - 10.9%
Home Furnishings - 1.9%
Tempur Sealy International, Inc.	295,300	9,381,681
Homebuilding - 8.6%
Blu Investments LLC (a)(c)(d)	11,990,913	3,717
D.R. Horton, Inc.	43,856	3,771,616
Installed Building Products, Inc. (b)	63,538	5,396,282
KB Home	147,200	4,620,608
NVR, Inc. (a)	2,451	11,370,214
PulteGroup, Inc.	214,385	9,600,160
Toll Brothers, Inc.	156,500	7,497,915
		42,260,512
Household Appliances - 0.4%
Whirlpool Corp.	11,400	1,670,442
TOTAL HOUSEHOLD DURABLES		53,312,635
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
Cyxtera Technologies, Inc. Class A (a)	200,000	392,000
Real Estate Management & Development - 0.7%
Diversified Real Estate Activities - 0.3%
The RMR Group, Inc.	57,760	1,669,842
Real Estate Services - 0.4%
Cushman & Wakefield PLC (a)	177,595	2,028,135
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,697,977
Specialty Retail - 38.6%
Home Improvement Retail - 37.6%
Floor & Decor Holdings, Inc. Class A (a)(b)	193,500	14,440,905
Lowe's Companies, Inc.	383,095	81,426,842
The Home Depot, Inc.	272,190	88,186,838
		184,054,585
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc. (b)	42,200	4,933,180
TOTAL SPECIALTY RETAIL		188,987,765
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (a)	82,503	4,817,350
TOTAL COMMON STOCKS (Cost $329,636,783)		488,402,881

Money Market Funds - 5.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (e)	1,916,073	1,916,457
Fidelity Securities Lending Cash Central Fund 3.86% (e)(f)	26,147,359	26,149,974
TOTAL MONEY MARKET FUNDS (Cost $28,066,431)		28,066,431

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $357,703,214)	516,469,312
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(26,516,371)
NET ASSETS - 100.0%	489,952,941

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Investments LLC	5/21/20	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	5,377,678	113,028,095	116,489,316	20,301	-	-	1,916,457	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	2,014,150	113,732,303	89,596,479	10,509	-	-	26,149,974	0.1%
Total	7,391,828	226,760,398	206,085,795	30,810	-	-	28,066,431

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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